Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Cash flows from operating activities:
Net loss	$ (675,742)	$ (15,797,777)
Net income from discontinued operation		89,743
Net loss from continuing operation	(675,742)	(15,887,520)
Depreciation and amortization	424	64,446
Reversal of allowance for credit loss		(224,745)
Amortization of operating lease ROU assets		80,757
Impairment loss Other Assets		2,546,467
Loss from disposal of assets		11,881
Stock-based compensation		12,355,200
Changes in assets and liabilities
Increase in accounts receivable	(464,011)
Increase in accounts receivable – related party		(1,236,980)
Decrease in inventories		629,449
Decrease in prepaid expenses	14,167
(Increase)/decrease in advances to suppliers	(49,826)	1,491,787
(Increase)/decrease in notes receivable- customers sales	(1,238)	400,000
Increase in notes receivable-related party customers sales		(174,166)
Increase in due from related parties	(23,675)	(1,043,561)
(Increase)/Decrease in other receivables	157,381	(49,252,553)
Increase in other assets		(55,734)
(Decrease)/increase in accrued and other liabilities	(280,962)	122,128
Increase/(decrease) in account payable	466,907	(328)
Increase in accounts payable – related party		74
Increase in taxes payable	92,751	107,907
Decrease in contract liability	(27,396)	(780,536)
Decrease in contract liability – related party		(43,875)
Increase in operating lease liabilities		11,433
Net cash operating activities of continued operations	(791,220)	(50,878,469)
Net cash operating activities of discontinued operations		48,305
Cash Used in Operating Activities	(791,220)	(50,830,164)
Cash flows from investing activities
Acquisition of investment		(465)
Purchase of fixed assets	(23,765)
Net cash used in investing activities of continued operations	(23,765)	(465)
Net cash used in investing activities of discontinued operations		(728,332)
Cash Used in Investing Activities	(23,765)	(728,797)
Cash flows from financing activities
Proceeds from owner’s injection of capital		49,999,998
Proceeds (repayment) to related party payable	8,945	(144,397)
Net cash from financing activities of continued operations	8,945	49,855,601
Net cash from financing activities of discontinued operations		734,771
Cash Provided by Financing Activities	8,945	50,590,372
Net decrease of cash and cash equivalents	(806,040)	(968,589)
Effect of foreign currency translation on cash and cash equivalents	206,840	120,611
Cash, cash equivalents, and restricted cash – beginning of period	943,435	1,184,344
Less: cash and cash equivalents attributable to discontinued operations		62,916
Cash, cash equivalents, and restricted cash – end of period	344,235	273,450
Reconciliation of Cash, Cash Equivalents & Restricted Cash to Statements of Cash Flows
Cash and cash equivalents	344,235	271,645
Restricted cash		1,805
Total cash, cash equivalents, and restricted cash	$ 344,235	$ 273,450